Schedule of financial information represents the amount in the financial statements (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 4,994,467	$ 5,642,669
Current assets	1,974,923	1,490,968
Total assets	6,969,390	7,133,637
Current liabilities	(5,476,117)	(7,489,747)
Total liabilities	(10,199,391)	(8,249,553)
Revenue for the financial year	4,856,320	3,371,037	$ 2,403,552
(Loss)/Profit for the financial year	(2,086,455)	(2,624,738)	$ (2,391,161)
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Non-current assets	3,274	3,529
Current assets	190,038	36,502
Total assets	193,312	40,031
Current liabilities	(131,329)	(16,483)
Total liabilities	(131,329)	(16,483)
Net assets of the associate	61,983	23,548
Revenue for the financial year	268,615	187,465
(Loss)/Profit for the financial year	34,606	7,375
Share of (loss)/profit of the associate	$ 10,382	$ 2,213